BIOLOGICAL ASSETS - Schedule of biological assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
BIOLOGICAL ASSETS [abstract]
Biological assets at beginning of period	$ 1,408,271	$ 1,870,540
Acquired biological assets		75,499
Increase in biological assets due to capitalized costs	9,504,528	7,615,455
Fair value adjustments on biological assets	1,618,306	1,243,340
Transferred to inventory upon harvest	(11,190,323)	(9,396,563)
Biological assets at end of period	$ 1,340,782	$ 1,408,271